Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014
Investor Class | Wasatch Frontier Emerging Small Countries Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND — Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in the equity securities of companies of all market capitalizations that are tied economically to frontier markets and small emerging market countries.
Under normal market conditions, we will invest at least 80% of the Fund’s assets in the equity securities of companies that are tied economically to frontier markets and small emerging market countries. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds).
“Frontier markets” include any country that is outside the Morgan Stanley Capital International (MSCI) All Country World Index, and also any country that is currently included in the Russell Frontier Index, the S&P Frontier Broad Market Index (BMI), the MSCI Frontier Markets Index, or similar market indices, or that, in our opinion, has similar characteristics regardless of its inclusion in an index.
“Emerging markets” include those countries currently considered to be developing as per their inclusion in the MSCI Emerging Markets Index. We consider a “small emerging market country” to be any country that individually constitutes not more than 7% of the MSCI Emerging Markets Index or the S&P Emerging BMI.
We will generally consider qualifying investments to be in companies that are listed on an exchange in a frontier market or small emerging market country, that are legally domiciled in a frontier market or small emerging market country, that have at least 50% of their assets in a frontier market or small emerging market country, or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services provided in a frontier market or small emerging market country. The Fund will not be required to sell a security because the market to which it is economically tied is no longer what we consider to be a frontier market or a small emerging market country.
In general, frontier markets and small emerging market countries, with the exception of the oil-producing Persian Gulf States, tend to have relatively low gross national product per capita compared to the larger traditionally-recognized emerging markets and the world’s major developed economies. Frontier and small emerging market countries include the least developed markets even by emerging market standards. We believe frontier markets and small emerging market countries offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing and improving corporate governance.
The Fund may invest in the equity securities of companies of any size, although we expect a significant portion of the Fund’s assets to be invested in the companies with market capitalizations of under US$3 billion at the time of purchase.
We travel extensively outside the U.S. to visit companies and expect to meet with senior management. We use a process of quantitative screening followed by “bottom up” fundamental analysis with the goal of owning the highest quality growth companies tied economically to frontier markets and small emerging market countries.
We do not use allocation models to restrict the Fund’s investments to certain regions, countries or industries.
The Fund may invest a large percentage of its assets in a few sectors, including consumer staples, consumer discretionary, financials and industrials.
We may also invest in initial public offerings (IPOs).
The Fund is non-diversified, meaning that it can concentrate investments in a more limited number of issuers than a diversified fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
The Fund is subject to the following principal investment risks:
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.
Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.
Frontier Markets Risk. In addition to the risks of investing in foreign securities and emerging markets, frontier market securities involve unique risks, such as exposure to economies less diverse and mature than those of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in frontier market securities than in securities of issuers based in more developed foreign countries, including securities of issuers in larger emerging markets. Frontier markets generally receive less investor attention than developed markets or larger emerging markets. These risks can result in the potential for extreme price volatility and illiquidity.
Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have more narrow markets for their products and services, fewer product lines and more limited managerial and financial resources than larger issuers. The stocks of small cap companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.
Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.
Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.
Liquidity Risk. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. Market quotations for such securities may be volatile.
Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.
Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.
Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.
Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following tables provide information on how the Investor Class of the Fund has performed over the last calendar year and since inception. Past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the calendar year shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables provide information on how the Investor Class of the Fund has performed over the last calendar year and since inception.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.WasatchFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND — INVESTOR CLASS Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns
Best — 3/31/13	8.33%
Worst — 6/30/13	1.75%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — (as of 12/31/13)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Investor Class | Wasatch Frontier Emerging Small Countries Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	1.75%
Distribution/Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
1 Year	rr_ExpenseExampleYear01	$ 228
3 Years	rr_ExpenseExampleYear03	740
5 Years	rr_ExpenseExampleYear05	1,279
10 Years	rr_ExpenseExampleYear10	$ 2,752
2013	rr_AnnualReturn2013	18.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.75%
Investor Class | Wasatch Frontier Emerging Small Countries Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.00%
Since Inception	rr_AverageAnnualReturnSinceInception	26.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Investor Class | Wasatch Frontier Emerging Small Countries Fund | Return after taxes on distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.14%
Since Inception	rr_AverageAnnualReturnSinceInception	26.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Investor Class | Wasatch Frontier Emerging Small Countries Fund | Return after taxes on distributions and sale of Fund shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.42%
Since Inception	rr_AverageAnnualReturnSinceInception	20.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Investor Class | Wasatch Frontier Emerging Small Countries Fund | MSCI Frontier Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.28%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.13%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012	[2]
Investor Class | Wasatch Frontier Emerging Small Countries Fund | MSCI Frontier Markets Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.89%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	17.75%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012	[2]

[1]	The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 2.25% of average daily net assets (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses) until at least January 31, 2015. The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract's expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.
[2]	Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.